Long-term investments - CWI Carrying Amount and Maximum Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Assets	$ 346,263	$ 279,926
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Assets	122,921	113,825
Cummins Westport, Inc. | Other Noncurrent Assets
Schedule of Equity Method Investments [Line Items]
Assets	10,866	7,850
Maximum exposure to loss	10,866	7,850
Cummins Westport, Inc. | Other Current Assets
Schedule of Equity Method Investments [Line Items]
Assets	74	272
Maximum exposure to loss	$ 74	$ 272